[The American Funds Group(r)]

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

semi-annual report

for the six months ended March 31, 1998

[illustration: piggy bank, baby carriage, house, coins, suitcase]



Semi-Annual Report

THE CASH MANAGEMENT TRUST OF AMERICA

The Cash Management Trust of America(r) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA

The U.S. Treasury Money Fund of America(sm) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

The Tax-Exempt Money Fund of America(sm) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and the Tax-Exempt Money Fund of America are three of the 28 funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

For current yields, please call American FundsLine(r) at 800/325-3590; press 1 for yield information.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. THE RETURN ON AN INVESTMENT IN THESE FUNDS WILL VARY. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS' NET ASSET VALUES WILL REMAIN CONSTANT AT $1.00. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Results for The Tax-Exempt Money Fund of America reflect the effect of a fee waiver. Without the waiver, the results would have been lower.



FELLOW SHAREHOLDERS

The six-month period ended March 31 was marked by an unusual combination of strong economic growth and subdued inflation - an environment that enabled your money market fund to provide a stable return that outpaced the rise in consumer prices by a considerable margin.

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 2.5% for the six months (5.0% annualized) with dividends reinvested.

THE U.S. TREASURY MONEY FUND OF AMERICA generated an income return of 2.3% (4.6% annualized) with dividends reinvested. This is exempt from state and local income taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 1.5% (3.0% annualized) including reinvested dividends. Investors in the 39.6% federal tax bracket would have had to earn a taxable return of 2.5% (5.0% annualized) to match that of the fund.


STRONG GROWTH AND MILD INFLATION

A number of factors contributed to the economy's sustained growth. Rising wages and employment, combined with exceptional stock market returns, raised consumer confidence and sparked an increase in spending. Businesses responded to the growing demand by expanding their production capacity, adding to their investments in equipment and facilities. This, in turn, stimulated demand in technology and real estate.

Despite this robust activity, inflation remained surprisingly mild over the six months, with prices rising only 0.43% (0.87% annualized) as measured by the overall Consumer Price Index. Increases in labor productivity enabled businesses to maintain profit margins without raising prices, and a slump in world crude oil prices held down the prices of petroleum and other energy products, which helped keep inflation at bay. The rising U.S. dollar and turmoil in Asian financial markets also played a role, making many imported goods cheaper and providing an incentive to U.S. businesses to keep their prices low.

SHORT-TERM YIELDS HOLD STEADY

Faced with evidence of continued low inflation, the Federal Reserve maintained the federal funds rate (the rate banks charge each other for overnight loans) at 5.5%. As a result, your money market fund's yield remained relatively stable throughout the six-month period, as you can see in the far right portion of the chart below.

SEVEN-DAY ANNUALIZED RATES/1/
For the quarters ended March 31, 1994 <UNDEF> March 31, 1998
[begin mountain chart]

                                                                       The Tax-Exempt         The Tax-Exempt
                                                                       Money Fund of          Money Fund of
                        The Cash               The U.S. Treasury       America (taxable       America
                        Management Trust       Money Fund of           equivalent             (federally
Date                    of America             America /2/             yield)/3/              tax-free)
March 1994              2.80                   2.56                    2.76                   1.67
April 1994              3.02                   2.82                    3.43                   2.07
May 1994                3.45                   2.99                    3.63                   2.19
June 1994               3.64                   3.20                    3.49                   2.11
July 1994               3.84                   3.46                    3.61                   2.18
August 1994             3.98                   3.61                    4.01                   2.42
September 1994          4.17                   3.86                    4.24                   2.56
October 1994            4.40                   4.02                    4.40                   2.66
November 1994           4.63                   4.33                    4.90                   2.96
December 1994           5.34                   4.78                    6.21                   3.75
January 1995            5.35                   4.85                    4.88                   2.95
February 1995           5.46                   4.98                    5.71                   3.45
March 1995              5.57                   5.15                    5.51                   3.33
April 1995              5.54                   5.13                    5.86                   3.54
May 1995                5.52                   5.07                    5.76                   3.48
June 1995               5.44                   5.03                    5.20                   3.14
July 1995               5.31                   4.98                    4.64                   2.80
August 1995             5.29                   4.86                    4.97                   3.00
September 1995          5.26                   4.86                    5.28                   3.19
October 1995            5.27                   4.85                    5.15                   3.11
November 1995           5.30                   4.75                    5.17                   3.12
December 1995           5.14                   4.68                    5.56                   3.36
January 1996            5.08                   4.62                    4.55                   2.75
February 1996           4.78                   4.43                    4.44                   2.68
March 1996              4.77                   4.41                    4.42                   2.67
April 1996              4.89                   4.53                    4.78                   2.89
May 1996                4.79                   4.39                    4.85                   2.93
June 1996               4.77                   4.47                    4.64                   2.80
July 1996               4.80                   4.53                    4.64                   2.80
August 1996             4.76                   4.53                    4.67                   2.82
September 1996          4.82                   4.57                    4.85                   2.93
October 1996            4.75                   4.50                    4.65                   2.81
November 1996           4.72                   4.44                    4.77                   2.88
December 1996           4.87                   4.38                    5.02                   3.03
January 1997            4.77                   4.39                    4.64                   2.80
February 1997           4.63                   4.40                    4.55                   2.75
March 1997              4.85                   4.69                    4.54                   2.74
April 1997              5.06                   4.86                    5.15                   3.11
May 1997                5.11                   4.87                    5.12                   3.09
June 1997               5.13                   4.76                    5.18                   3.13
July 1997               5.05                   4.78                    5.03                   3.04
August 1997             5.04                   4.67                    4.85                   2.93
September 1997          5.07                   4.45                    5.15                   3.11
October 1997            5.03                   4.62                    5.1                    3.08
November 1997           4.91                   4.66                    5.15                   3.11
December 1997           5.36                   4.7                     5.3                    3.2
January 1998            5.03                   4.39                    4.87                   2.94
February 1998           4.95                   4.43                    4.57                   2.76
March 1998              5.03                   4.57                    4.83                   2.92

[end mountain chart]

The Cash Management Trust of America (CMTA)
The U.S. Treasury Money Fund of America/2/ (CTRS)
The Tax-Exempt Money Fund of America (CTEX) (federally tax-free)/3/
The Tax-Exempt Money Fund of America (CTEX) (taxable equivalent yield)/4/

/1/Equivalent to Securities and Exchange Commission yield.

/2/Since income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates indicated in the chart.

/3/Results for The Tax-Exempt Money Fund of America reflect the effect of a partial management fee waiver. Without the waiver, results would have been lower during certain periods.

/4/Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.

Three-month Treasury bills, considered a benchmark for short-term securities, experienced similar stability, lingering around 5% throughout the six-month period. Expectations of persistent low inflation, however, had a dampening effect on long-term yields. The 30-year Treasury bond, which last October hovered just below 6.5%, slid to 5.7% in January and, after a few sporadic increases, paused at 5.9% on March 31 - less than one percentage point higher than the yield on three-month Treasuries. This convergence of long- and short-term rates benefits short-term investors who are currently enjoying a comparatively high yield for considerably less volatility risk.

CONVENIENT ACCESS AND A REASONABLE RETURN

Where short- and long-term yields will head in the next few months is uncertain. There are forces at work that could move interest rates in either direction. Fortunately, your fund can play a beneficial role in your investment plan regardless of what the financial markets are doing. Added to a portfolio that includes stock and bond funds, your money market fund can provide stability as well as a reasonable return. In addition, it can serve as an excellent place to invest money earmarked for emergencies, upcoming bills, or investment programs involving regular or automatic exchanges into equity or fixed-income funds.

Thank you for selecting The American Funds Group money market funds for your investment portfolio. We look forward to reporting to you again in six months.

Sincerely,

[/s/ Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
Chairman of the Boards

[/s/ Abner D. Goldstine]
Abner D. Goldstine
President

May 15, 1998



The Cash Management Trust of America                                                 Unaudited
Investment Portfolio
March 31, 1998
                                                                         Principal      Market
                                                              Yield at    Amount        Value
                                                           Acquisition     (000)        (000)

Bankers' Acceptances - .79%
BankAmerica Corp.
 April 28, 1998                                                    5.52%    30,000       29,872
                                                                                     ---------
Total Bankers' Acceptances                                                               29,872

Certificates of Deposit - 3.31%
Canadian Imperial Bank of Commerce
 5.56% May 1, 1998                                                          17,000      17,000
 5.56% May 1, 1998                                                           8,000       8,000
Morgan Guaranty Trust Co. of New York
 5.510% April 9, 1998                                                       50,000      50,000
Svenska Handelsbanken
 5.56% April 13, 1998                                                       25,000      25,000
Westdeutsche Landesbank Girozentrale
 5.53% April 3, 1998                                                        25,000      25,000
                                                                                     ---------
Total Certificates of Deposit                                                          125,000

Commercial Paper - 62.65%
Abbott Laboratories
 April 3, 1998                                                              15,000      14,993
 April 6, 1998                                                               5,000       4,995
 April 14, 1998                                                             15,000      14,968
ABN-AMRO North America Finance Inc.
 May 1, 1998                                                       5.54     25,000      24,882
AIG Funding Inc.
 April 21, 1998                                                             25,000      24,920
Albertson's, Inc.
 April 1, 1998                                                               5,000       4,999
 April 16, 1998                                                             25,000      24,939
American Express Credit Corp.
 April 7, 1998                                                              30,000      29,968
 April 16, 1998                                                             10,000       9,975
 May 6, 1998                                                                25,000      24,862
Ameritech Corp.
 April 8, 1998                                                              12,500      12,485
 April 9, 1998                                                              17,500      17,476
Amoco Co.
 April 6, 1998                                                               5,000       4,996
 April 20, 1998                                                             25,000      24,925
Anheuser-Busch Cos. Inc.
 April 3, 1998                                                              22,000      21,990
Associates Corp. of North America
 April 1, 1998                                                              50,000      49,992
Atlantic Richfield Co.
 May 7,1998                                                                 30,000      29,829
AT&T Corp.
 April 2, 1998                                                              25,000      24,992
Avco Financial Services Inc.
 April 13, 1998                                                             14,000      13,973
 April 24, 1998                                                             15,000      14,946
Baltimore Gas and Electric Co.
 April 6, 1998                                                               5,500       5,495
 April 13, 1998                                                              9,500       9,481
Bank of Montreal
 April 14, 1998                                                             30,000      29,936
Barclays U.S. Funding Corp.
 April 13, 1998                                                             25,000      24,951
Bayer Corp.
 May 5, 1998(1)                                                             25,000      24,868
Bell Atlantic Financial Services
 April 22, 1998                                                             25,000      24,916
BellSouth Telecommunications Inc.
 April 21, 1998                                                             11,000      10,965
 May 12, 1998                                                               25,000      24,840
British Telecommunications PLC
 April 21, 1998                                                             25,000      24,921
Caisse d'Amortissement de la Dette Sociale
 April 24, 1998                                                             20,000      19,927
Campbell Soup Co.
 April 2, 1998(1)                                                           25,000      24,992
Canadian Wheat Board
 April 9, 1998                                                              30,000      29,959
Chevron Transport Corp.
 April 20, 1998 (1)                                                         10,000       9,970
 April 23, 1998 (1)                                                         10,000       9,965
CIT Group Holdings Inc.
 April 22, 1998                                                             30,000      29,900
Coca Cola Co.
 April 15, 1998                                                             35,000      34,921
Colgate-Palmolive Co.
 May 1, 1998 (1)                                                            30,000      29,858
Commercial Credit Co.
 April 3, 1998                                                              14,000      13,994
 April 7, 1998                                                              15,000      14,984
Commerzbank U.S. Finance Inc.
 May 5, 1998                                                                25,000      24,866
Commonwealth Bank of Australia
 April 1, 1998                                                              25,000      24,996
Consolidated Natural Gas Co.
 April 20, 1998                                                             25,000      24,924
John Deere Capital Corp.
 May 4, 1998                                                                30,000      29,844
Deutsche Bank Financial Inc.
 April 15, 1998                                                             25,000      24,943
Diageo Capital PLC
 May 6, 1998 (1)                                                            25,000      24,862
Walt Disney Co.
 April 2, 1998                                                              25,000      24,993
Dresdner U.S. Finance Inc.
 April 3, 1998                                                              25,000      24,989
E.I. du Pont de Nemours and Co.
 April 9, 1998                                                              10,000       9,986
 May 7, 1998                                                                20,000      19,887
Duke Energy Corp.
 April 27, 1998                                                             30,000      29,877
Electricite de France
 April 8, 1998                                                     5.53     25,000      24,969
Electronic Data Systems Corp.
 April 7, 1998(1)                                                           30,000      29,968
Emerson Electric Co.
 April 23, 1998                                                             29,500      29,397
Exxon Imperial U.S. Inc.
 April 1, 1998(1)                                                           25,000      24,996
Ford Motor Credit Co.
 April 22, 1998                                                             40,000      39,865
 April 23, 1998                                                             35,000      34,877
 May 22, 1998                                                               25,000      24,801
France Telecom
 April 9, 1998                                                              16,703      16,680
 May 11, 1998                                                               20,000      19,875
Gannett Co.
 April 7, 1998(1)                                                           25,000      24,974
Gaz de France
 April 17, 1998                                                             20,000      19,948
General Electric Capital Corp.
 April 1, 1998                                                              40,000      39,993
 April 7, 1998                                                              15,000      14,984
 May 11, 1998                                                               20,000      19,875
 May 19, 1998                                                               25,000      24,813
General Motors Acceptance Corp.
 April 8, 1998                                                              25,000      24,970
Gillette Co.
 April 16, 1998(1)                                                          30,000      29,927
Glaxo Wellcome PLC
 April 27, 1998(1)                                                          25,000      24,896
Halifax PLC
 April 9, 1998                                                              25,000      24,966
Harvard University
 April 28, 1998                                                             20,000      19,914
H.J. Heinz Co.
 April 2, 1998                                                              15,000      14,996
 April 30, 1998                                                             15,000      14,931
IBM Credit Corp.
 April 22, 1998                                                             25,000      24,916
 May 4, 1998                                                                25,000      24,870
International Lease Finance Corp.
 April 14, 1998                                                             25,000      24,947
Kellogg Co.
 April 17, 1998                                                             25,000      24,935
Kimberly-Clark Corp.
 April 6, 1998 (1)                                                           7,300       7,293
 April 30, 1998 (1)                                                         25,000      24,885
Lucent Technologies Inc.
 May 8, 1998                                                                30,000      29,826
McDonald's Corp.
 April 13, 1998 (1)                                                         21,000      20,958
Minnesota Mining & Manufacturing Co.
 April 29, 1998                                                             30,000      29,867
Monsanto Co.
 April 2, 1998                                                              15,000      14,995
 April 14, 1998                                                             15,000      14,968
Motorola Credit Corp.
 April 6, 1998                                                              27,000      26,975
National Australia Funding (Deleware) Inc.
 April 13, 1998                                                              5,000       4,990
 May 4, 1998                                                                25,000      24,870
Novartis Finance Corp.
 April 23, 1998                                                             20,000      19,930
Pfizer Inc.
 April 6, 1998(1)                                                           15,000      14,986
 April 8, 1998(1)                                                           25,000      24,970
Pitney Bowes Credit Corp.
 April 2, 1998                                                              10,000       9,997
 April 24, 1998                                                             20,000      19,927
Procter & Gamble Co.
 April 13, 1998                                                             25,000      24,950
Reed Elsevier, Inc.
 May 11, 1998 (1)                                                           25,000      24,843
Repsol International Finance B.V.
 April 27, 1998                                                             30,000      29,876
Sara Lee Corp.
 April 27, 1998                                                             30,000      29,876
SBC Communications Inc.
 April 14, 1998 (1)                                                         35,000      34,925
Shell Oil Co.
 April 28, 1998                                                             30,000      29,872
Sherwin-Williams Company
 April 6, 1998 (1)                                                           4,000       3,996
 April 20, 1998 (1)                                                          6,500       6,480
 April 21, 1998 (1)                                                          4,000       3,987
St. Paul Companies, Inc.
 April 3, 1998 (1)                                                          10,000       9,996
 April 6, 1998 (1)                                                          10,000       9,991
Telstra Corp. Ltd.
 April 21, 1998                                                             25,000      24,920
Toronto-Dominion Holdings USA Inc.
 April 30, 1998                                                             30,000      29,863
UBS Finance (Delaware) Inc.
 April 15, 1998                                                             25,000      24,943
United Parcel Service of America
 April 24, 1998                                                             30,000      29,890
Wool International
 April 2, 1998                                                               7,000       6,998
 April 6, 1998                                                              10,000       9,991
Xerox Capital (Europe) PLC
 April 14, 1998                                                             25,000      24,946
Yale University
April 20, 1998                                                              12,000      11,964
                                                                                     ---------
Total Commercial Paper                                                               2,364,142

Federal Agency Discount Notes - 31.08%
Fannie Mae
 April 13, 1998                                                             50,000      49,901
 April 20, 1998                                                             62,000      61,812
 April 24, 1998                                                             38,600      38,459
 May 8, 1998                                                                55,000      54,685
Federal Home Loan Bank
 April 22, 1998                                                            109,350     108,977
 May 1, 1998                                                                97,100      96,647
 May 22, 1998                                                               35,000      34,726
 May 29, 1998                                                               75,000      74,330
Freddie Mac
 April 1, 1998                                                              50,000      49,993
 April 3, 1998                                                              75,000      74,966
 April 6, 1998                                                              18,838      18,821
 April 7, 1998                                                              28,000      27,970
 April 15, 1998                                                             25,000      24,943
 April 23, 1998                                                             45,000      44,844
 April 24, 1998                                                             40,000      39,856
 April 27, 1998                                                             50,000      49,796
 April 30, 1998                                                             50,000      49,773
 May 8, 1998                                                                61,262      60,910
 May 13, 1998                                                              167,800     166,704
International Bank Reconstruction and Development
 April 17, 1998                                                             45,000      44,884
                                                                                     ---------
Total Federal Agency Discount Notes                                                  1,172,997

Other - 0.66%
Canada Bills
 April 1, 1998                                                              25,000      24,996
                                                                                     ---------
Total Other                                                                             24,996

U.S. Treasury Securities - 1.32%
 U.S. Treasury bills 4/16/98                                                50,000      49,881
                                                                                     ---------
Total U.S. Treasury Securities                                                          49,881

Total Investment Securities
 (Cost: $3,766,893,000)                                                              3,766,888
Excess of cash and receivables over
 payables                                                                                7,021
                                                                                     ---------
Net Assets                                                                          $3,773,909
                                                                                     =========

(1)Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.


See Notes to Financial Statements.

Cash Management Trust of America                                   Unaudited
Financial Statements
----------------------------------------         ------------------------------
Statement of Assets and Liabilities
at March 31, 1998                                (dollars in       thousands)
----------------------------------------         ----------------- -----------
Assets:
Investment securities at market
 (cost: $3,766,893)                                                $3,766,888
Cash                                                               3,489
Receivables for--
 Sales of fund's shares                          $39,738
 Accrued interest                                754               40,492
                                                 -----------------------------
                                                                   3,810,869
Liabilities:
Payables for--
 Repurchases of fund's shares                    34,646
 Dividends payable                               1,161
 Management services                             926
 Accrued expenses                                227               36,960
                                                 -----------------------------
Net Assets at March 31, 1998 -
 Equivalent to $1.00 per share on
 3,773,909,356 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                       $3,773,909
                                                                   ===========


Statement of Operations
for the six months ended March 31, 1998          (dollars in       thousands)
                                                 -----------------------------
Investment Income:
Income:
 Interest                                                          $ 102,653

Expenses:
 Management services fee                         $5,273
 Distribution expenses                           1,402
 Transfer agent fee                              2,687
 Reports to shareholders                         106
 Registration statement and prospectus           220
 Postage, stationery and supplies                703
 Trustees' fees                                  21
 Auditing and legal fees                         44
 Custodian fee                                   12
 Taxes other than federal income tax             40
 Other expense                                   25                10,533
                                                 -----------------------------
Net investment income                                              92,120
                                                                   -----------
Change in Unrealized Appreciation (Depreciation)
 on Investments:
Net realized gain                                                  0
Net unrealized appreciation (depreciation)
 on investments:
 Beginning of period                             19
 End of period                                   (5)
                                                 -------------------
  Net change in unrealized appreciation (depreciation)
   on investments                                                  (24)
                                                                   ------------
 Net unrealized appreciation
 (depreciation) on investments                                     (24)
                                                                   -----------
Net Increase in Net Assets
Resulting from Operations                                          $92,096
                                                                   ============


See Notes to Financial Statements


Statement of Changes in Net
 Assets                                          (dollars in       thousands)
----------------------------------------         -----------------------------
                                                 Six months        Year ended
                                                 ended
                                                 3/31/98  *        9/30/97
Operations:                                      -----------------------------
Net investment income                            $  92,120         $ 173,538
Net realized gain on investments                 0                 0
Net change in unrealized
 appreciation (depreciation) on investments      (24)              10
                                                 -----------------------------
 Net increase in net assets
 resulting from operations                       92,096            173,548
                                                 -----------------------------
Dividends Paid to Shareholders                   (92,116)          (173,537)
                                                 -----------------------------
Capital Share Transactions:
Proceeds from shares sold:
 5,705,269,866 and 11,147,992,254
 shares, respectively                            5,705,270         11,147,992
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 84,058,333 and 158,678,153 shares,
 respectively                                    84,058            158,678
Cost of shares repurchased:
 5,542,056,669 and 11,084,144,678
 shares, respectively                            (5,542,057)       (11,084,145)
                                                 -----------------------------
 Net increase in net assets resulting
  from capital share transactions                247,271           222,525
                                                 -----------------------------
Total Increase in Net Assets                     247,251           222,536

Net Assets:
Beginning of period                              3,526,658         3,304,122
                                                 -----------------------------
End of period                                    $3,773,909        $3,526,658
                                                 ==============================

*Unaudited

See Notes to Financial Statements

Notes to Financial Statements

1.The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

  Securities having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. All other fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1998, unrealized appreciation for book and federal income tax purposes aggregated $5,000, of which $5,000 related to appreciated securities and $10,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $3,766,893,000 at March 31, 1998.

3. The fee of $5,273,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1998, distribution expenses under the plan were $1,402,000. As of March 31, 1998, accrued and unpaid distribution expenses were $167,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $2,687,000.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1998, aggregate amounts deferred and earnings thereon were $46,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $26,659,495,000 and $26,506,307,000 respectively, during the six months ended March 31, 1998.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $12,000 was paid by these credits rather than in cash.




PER-SHARE DATA AND RATIOS
------------------------------ -----------------   --------      ------    --------    --------    --------
                                     Six Months                    Year       Ended  September            30
                               -----------------   --------      ------    --------    --------    --------
                               ended 3/31/98 /1/        1997        1996        1995        1994        1993
                               -----------------   --------      ------    --------    --------    --------
Net Asset Value, Beginning
 of Period                                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                               -----------------   --------      ------    --------    --------    --------

Income from Investment
 Operations:
  Net investment income                    .025        .049        .050        .052        .031        .025
   Total income from investment-----------------   --------    --------    --------    --------    --------
    operations                             .025        .049        .050        .052        .031        .025
                               -----------------   --------    --------    --------    --------    --------
Less Distributions:
 Dividends from net
  investment income                      (0.025)     (0.049)     (0.050)     (0.052)     (0.031)     (0.025)
                               -----------------   --------    --------    --------    --------    --------
   Total distributions                   (0.025)     (0.049)     (0.050)     (0.052)     (0.031)     (0.025)
                               -----------------    -------    --------    --------    --------    --------
Net Asset Value, End of Period            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                               =============================================================================
Total Return                          2.55% /2/       5.03%       5.06%        5.34%       3.10%       2.57%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                              $3,774      $3,527      $3,304      $2,996      $2,738      $1,940
 Ratio of expenses to average
  net assets                           .29% /2/        .57%        .60%         .60%        .68%        .65%
 Ratio of net income to
  average net assets                  2.53% /2/       4.93%       4.95%        5.21%       3.14%       2.57%







/1/ Unaudited
/2/ Based on operations for the
period shown and, accordingly,
not representative of a full year.

The U.S. Treasury Money Fund of America
Investment Portfolio                                                                  Unaudited
March 31, 1998


                                                                         Principal    Market
                                                        Yield at         Amount       Value
                                                        Acquisition      (000)        (000)
------------------------------------------------        -------------    -------      -------------
U.S. Treasury Securities - 97.00%

U.S. Treasury bills 4/2/98                              5.01% - 5.02%         $45,800         $45,788
U.S. Treasury bills 4/9/98                              5.04% - 5.09%           4,850           4,843
U.S. Treasury bills 4/16/98                             5.07% - 5.34%          40,780          40,694
U.S. Treasury bills 4/23/98                             5.03% - 5.33%          93,670          93,372
U.S. Treasury bills 4/30/98                             5.07% - 5.30%          33,025          32,886
U.S. Treasury bills 5/7/98                              5.09%                  29,900          29,753
U.S. Treasury bills 5/21/98                             5.11%                  27,800          27,609
U.S. Treasury bills 5/28/98                             5.08%                   4,390           4,356
U.S. Treasury bills 6/25/98                             5.12%                   1,590           1,571

                                                                                      -------------
Total Investment Securities
 (cost $280,841,000)                                                                          280,872


Excess of cash and receivables                                                                  8,676
 over payables                                                                        -------------

Net Assets                                                                                   $289,548
                                                                                      =============

See Notes to Financial Statements

U.S. Treasury Money Fund of America
Financial Statements                                      Unaudited
----------------------------------------------------   ------------
Statement of Assets and Liabilities
at March 31, 1998                        (dollars in     thousands)
----------------------------------------------------   ------------
Assets:
Investment securities at market
 (cost: $280,841)                                          $280,872
Cash                                                            421
Receivables for --
 Sales of fund's shares                                      11,693
                                                       ------------
                                                            292,986
Liabilities:
Payables for --
 Repurchases of fund's shares                 $3,275
 Dividends payable                                58
 Management services                              71
 Accrued expenses                                 34          3,438
                                        ------------   ------------
Net Assets at March 31, 1998 --
 Equivalent to $1.00 per share on
 289,520,618 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                               $289,548
                                                      =============

Statement of Operations                                   Unaudited
for the six months ended March 31, 1998  (dollars in     thousands)
                                        ------------   ------------
Investment Income:
Income:
 Interest                                                   $ 7,332

Expenses:
 Management services fee                        $425
 Distribution expenses                           138
 Transfer agent fee                              165
 Reports to shareholders                          10
 Registration statement and prospectus            23
 Postage, stationery and supplies                 15
 Trustees' fees                                    8
 Auditing and legal fees                          29
 Custodian fee                                     3
 Taxes other than federal income tax               3            819
                                        ------------
                                                  819
 Reimbursement of expenses                          0
                                        ------------   ------------
Net investment income                                         6,513
                                                       ------------
Change in Unrealized Appreciation
 on Investments:
Net unrealized
 appreciation on investments:
 Beginning of period                              78
 End of period                                    31
                                        ------------
  Net change in unrealized appreciation
    on investments                                              (47)
                                                       ------------
Net Increase in Net Assets Resulting
from Operations                                              $6,466
                                                       ============
Statement of Changes in Net
 Assets                                  (dollars in     thousands)
----------------------------------------------------- -------------
                                          Six months     Year ended
                                               ended
                                           3/31/98 *         9/30/97
Operations:                             ------------- -------------
Net investment income                          6,513    $    12,404
Net unrealized appreciation (depreciation)
 on investments                                  (47)            55
                                        ------------- -------------
 Net increase in net assets
 resulting from operations                     6,466         12,459
                                        ------------- -------------
Dividends Paid to Shareholders                (6,517)       (12,403)
                                        ------------- -------------
Capital Share Transactions:
Proceeds from shares sold:
 299,220,347 and 422,021,875
 shares, respectively                        299,220        422,022
Proceeds from shares issued in
 reinvestment of net investment income
 dividends 5,979,644 and
 11,622,401 shares, respectively               5,980         11,622
Cost of shares repurchased:
 294,956,366 and 410,634,115
 shares, respectively                       (294,956)      (410,155)
                                        ------------- -------------
 Net increase in net assets resulting
  from capital share transactions             10,244         23,489
                                        ------------- -------------
Total Increase in Net Assets                  10,193         23,545

Net Assets:
Beginning of period                          279,355        255,810
                                        ------------- -------------
End of period                               $289,548       $279,355
                                        ============= =============

* Unaudited
See Notes to Financial Statements
        .

           Unaudited
Notes to Financial Statements

1.The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

   Securities having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. All other fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

        As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1998, unrealized appreciation on investments for book and federal income tax purposes aggregated $31,000, of which $32,000 related to appreciated securities and $1,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $280,841,000 at March 31, 1998.

3. The fee of $425,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1998, distribution expenses under the Plan were $138,000. As of March 31, 1998, accrued and unpaid distribution expenses were $20,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $165,000.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1998, aggregate amounts deferred and earnings thereon were $22,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales, including maturities, of investment securities of $589,496,000 and $594,383,000, respectively, during the six months ended March 31, 1998.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $3,000 was paid by these credits rather than in cash.



PER-SHARE DATA AND RATIOS
------------------------------      --------  --------  --------  -------- ----------------
                                  Six months           Year endedSeptember       30
                                       ended  --------  --------  -------- ----------------
                                  3/31/98 /1/     1997      1996      1995    1994     1993
                                    --------  --------  --------  -------- ----------------
Net Asset Value, Beginning
 of Period                             $1.00     $1.00     $1.00     $1.00   $1.00    $1.00
                                    --------  --------  --------  -------- ----------------

Income from Investment
 Operations:
  Net investment income                 .023      .046      .046      .048    .028     .025
   Total income from investment     --------  --------  --------  -------- ----------------
    operations                          .023      .046      .046      .048    .028     .025
                                    --------  --------  --------  -------- ----------------
Less Distributions:
 Dividends from net investment
  income                               (.023)    (.046)    (.046)    (.048)  (.028)   (.025)
                                    --------  --------  --------  -------- ----------------
   Total distributions                 (.023)    (.046)    (.046)    (.048)  (.028)   (.025)
                                    --------  --------  --------  -------- ----------------
Net Asset Value, End of Period         $1.00     $1.00     $1.00     $1.00   $1.00    $1.00
                                    ========  ========  ========  ======== ================
Total Return                       2.32% /2/      4.71%     4.66%     4.89%   2.89%    2.49%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                             $290      $279      $256      $231    $199     $140
 Ratio of expenses to average
  net assets                        .29% /2/       .53%      .65%      .67%    .67%     .61%
 Ratio of net income to
  average net assets               2.29% /2/      4.61%     4.53%     4.79%   2.91%    2.43%

/1/Unaudited
/2/Based on operations for the
 period shown and, accordingly,
 not representative of a full year.

The Tax-Exempt Money Fund of America
Investment Portfolio, March 31, 1998                                         Principal      Market
                                                                   Yield at     Amount       Value
                                                                Acquisition      (000)       (000)
Municipal Securities
--------------------------------------------------------      ------------- ----------  ----------
Alabama - 1.26%
 Port City Medical Clinic Board of Mobile                              3.55%    $2,400      $2,400
  Revenue Bonds (Mobile Infirmary
  Association), Series 1992A, TECP,
  3.55% 5/19/98

Alaska - 5.88%
 Housing Finance Corporation General
  Purpose Bonds, 1991 Series C, VRDN,
  3.65%, 4/7/98*                                                       3.65      4,100       4,100
 City of Valdez, Marine Terminal Revenue
  Refunding Bonds (ARCO Transportation
  Alaska, Inc. Project), 1994 Series A, TECP:
   3.30% 5/6/98                                                        3.30      3,600       3,600
   3.25% 5/8/98                                                        3.25      2,000       2,000
   3.30% 5/8/98                                                        3.30      1,500       1,500

Arizona - 4.52%
 The Industrial Development Authority of the City
  of Chandler, Floating Rate Monthly Demand
  Industrial Development Revenue Bonds
  (Parsons Municipal Services, Inc. Project),
  Series 1983, VRDN, 3.45% 4/7/98*                                     3.45      1,000       1,000
 Salt River Project Agricultural Improvement
  and Power District, Promissory Notes, TECP:
   Series G, 3.45% 5/4/98                                              3.45      3,000       3,000
   Series G, 3.40% 5/6/98                                              3.40      3,000       3,000
   Series G, 3.40% 5/7/98                                              3.40      1,600       1,600

California - 5.08%
 Revenue Anticipation Notes,
  1997 Series A, 4.50% 6/30/98                                         3.55      1,520       1,523
 County of Los Angeles, 1997-98 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/98                          3.66      8,140       8,153

Colorado - 2.94%
 Tax and Revenue Anticipation Notes,
  Series 1997A, 4.50% 6/26/98                                          3.84      1,500       1,502
 City and County of Denver, Department of Aviation,
  Airport System Subordinate Revenue Bonds, AMT:
  Series 1997A, 3.25% 4/1/98                                           3.25      2,100       2,100
  Series 1997A, 3.25% 4/2/98                                           3.25      2,000       2,000

Connecticut - 1.58%
 Health and Educational Facilities Authority,
  Revenue Bonds, Yale University, Series S, TECP,
   3.30% 4/3/98                                                        3.30      1,500       1,500
 Development Authority Pollution Control Revenue
  Refunding Bonds (The Connecticut Light and Power
  Company Project), Series 1993B, VRDN, AMT,
  3.65% 4/7/98                                                         3.65      1,500       1,500

Hawaii - 3.83%
 City and County of Honolulu General Obligation
  Bond Anticipation Notes, TECP:
   3.25% 4/8/98                                                        3.25      3,300       3,300
   3.15% 5/5/98                                                        3.15      3,000       3,000
   3.40% 5/5/98                                                        3.40      1,000       1,000

Illinois - 1.05%
 Health Facilities Authority Revenue Bonds
  (Victory Health Services), Series 1997B,
  TECP, 3.35% 5/14/98                                                  3.35      2,000       2,000

Kansas - 3.10%
 City of Burlington Pollution Control Refunding
  and Improvement Revenue Bonds (Kansas City
  Power & Light Co. Project), TECP:
   1985 Series A, 3.50% 4/3/98                                         3.50      3,300       3,300
   1987 Series A, 3.40% 4/6/98                                         3.40      1,600       1,600
   1987 Series A, 3.35% 5/11/98                                        3.35      1,000       1,000

Kentucky - 3.04%
 Pendleton County, Multi-County Lease
  Revenue Bonds (Kentucky Association of
  Counties Leasing Trust Program), Series
  1989, Money Market Municipal, TECP:
   3.45% 4/2/98                                                        3.45      3,000       3,000
   3.20% 5/8/98                                                        3.20      2,785       2,785

Louisiana - 2.94%
 Parish of Ascension, Variable Rate Demand
  Pollution Control Revenue Refunding Bonds
  (Borden, Inc. Project), Series 1992,
  VRDN, 3.65% 4/7/98*                                                  3.65      4,200       4,200
 Lake Charles Harbor and Terminal District,
  Flexible Demand Port Facilities Revenue
  Bonds (CITGO Petroleum Corp. Project),
  Series 1984, VRDN, 3.70% 4/7/98*                                     3.70      1,400       1,400

Maryland - 4.52%
 Anne Arundel County Economic Development
  Revenue Bonds (Baltimore Gas and Electric
  Co. Project), TECP:
  Series 1985, 3.25% 5/4/98                                            3.25      1,000       1,000
  Series 1988, AMT, 3.65% 5/20/98                                      3.65      4,000       4,000
 Montgomery County Consolidated Commercial Paper
  Bond Anticipation Notes, Series 1995, TECP,
  3.25% 4/6/98                                                         3.25      3,600       3,600

Michigan - 2.85%
 Full Faith and Credit General Obligation Notes,
  4.50% 9/30/98                                                        3.52      5,400       5,421

Missouri - 4.73%
 Higher Education Loan Authority, Adjustable
  Rate Demand Student Loan Revenue Bonds, VRDN, AMT:
   Series 1990A, 3.80% 4/7/98*                                         3.80      1,600       1,600
   Series 1990B, 3.80% 4/7/98*                                         3.80      1,000       1,000
 City of Columbia, Special Obligation
  Insurance Reserve Bonds, Series 1988A,
  VRDN, 3.70% 4/7/98*                                                  3.70      1,000       1,000
 City of Independence, Variable Rate Demand
  Water Utility Revenue Bonds, Series 1986, TECP:
   3.25% 4/9/98                                                        3.25      4,000       4,000
   3.35% 5/14/98                                                       3.35      1,400       1,400

New Mexico - 4.21%
 1997-98 State Tax and Revenue Anticipation Notes,
  Subordinate Series 1997A:
   4.50% 6/30/98                                                       3.68      6,000       6,009
   4.50% 6/30/98                                                       3.71      2,000       2,004

North Carolina - 6.14%
 Educational Facilities Finance Agency, Revenue
  Bonds (Duke University Project), VRDN:
   Series 1992A, 3.60% 4/7/98*                                         3.60      2,800       2,800
   Series 1991D, 3.60% 4/7/98*                                         3.60      1,800       1,800
 Eastern Municipal Power Agency, TECP,
  3.15% 4/2/98                                                         3.15      2,600       2,600
 Municipal Power Agency No. 1, Catawba Electric
  Revenue Bonds, TECP, MBIA Insured:
   3.50% 4/2/98                                                        3.50      1,500       1,500
   3.30% 5/4/98                                                        3.30      2,000       2,000
   3.30% 5/13/98                                                       3.30      1,000       1,000

Ohio - 2.47%
 Water Development Authority, Pollution Control
  Revenue Bonds, Series 1988 (Duquesne Light Co.
   Project), TECP, AMT:
   3.30% 4/27/98                                                       3.30      2,500       2,500
   3.35% 5/7/98                                                        3.35      1,000       1,000
 Hamilton County Hospital Facilites Revenue
  Bonds, Bethesda Hospital Inc., Series 1995, VRDN,
  3.55% 4/7/98*                                                        3.55      1,200       1,200

Oklahoma - 0.63%
 Oklahoma City Industrial & Cultural Facilities Trust,
  Health Facilities Revenue Bonds (St. Anthony
  Hospital Project), SSM Health Care Obligated Group,
  Series 1990A, VRDN, 3.45% 4/7/98*                                    3.45      1,200       1,200

Pennsylvania - 13.74%
 Tax Anticipation Notes, 4.50% 6/30/98                                 3.65      1,600       1,603
 Higher Education Assistance Agency Student Loan
  Adjustable Rate Revenue Bonds, 1997 Series A,
  VRDN, AMT, 3.80% 4/7/98*                                             3.80      2,000       2,000
 Allegheny County Industrial Development
  Authority, Customized Purchase Environmental
  Improvement Revenue Refunding Bonds (United
  States Steel Corp. Project), Series 1986, TECP:
   3.40% 4/1/98                                                        3.40      1,100       1,100
   3.40% 4/6/98                                                        3.40      1,000       1,000
   3.20% 5/7/98                                                        3.20      1,000       1,000
 Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding Bonds
  (Duquesne Light Co. Beaver Valley Project),
  1990 Series C, TECP, 3.20% 4/3/98                                    3.20      2,000       2,000
 Carbon County Industrial Development Authority,
  Resource Recovery Revenue Bonds (Panther Creek
  Partners Project), 1990 Series B, TECP, AMT,
  3.35% 5/11/98                                                        3.35      1,250       1,250
 Delaware County Industrial Development Authority
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
  Series 1984D, VRDN, 3.65% 4/7/98*                                    3.65      1,000       1,000
 Delaware Valley Regional Finance Authority,
  Adjustable Rate Local Government Revenue Bonds,
  Series 1985C, 3.65% 4/7/98*                                          3.65      1,100       1,100
 Montgomery County Industrial Development Authority
  Pollution Control Revenue Refunding Bonds (PECO
  Energy Co. Project), 1994 Series A, TECP:
   3.05% 4/3/98                                                        3.05      2,500       2,500
   3.20% 4/22/98                                                       3.20      1,500       1,500
 School District of Philadelphia, Tax
  and Revenue Anticipation Notes,
  Series of 1997-1998, 4.50% 6/30/98                                   3.60      7,100       7,111
 Venango Industrial Development Authority
  Resource Recovery Revenue Bonds (Scrubgrass
  Project), Series A, TECP, AMT, 3.45% 4/1/98                          3.45      3,000       3,000

Texas - 12.10%
 Tax and Revenue Anticipation Notes,
  Series 1997A, 4.75% 8/31/98                                          3.53      8,200       8,236
 City of Austin (Travis and Williamson Counties),
  Combined Utility Systems Notes, Series A, TECP:
   3.50% 4/1/98                                                        3.50      2,000       2,000
   3.25% 4/7/98                                                        3.25      1,100       1,100
   3.40% 5/1/98                                                        3.40      1,000       1,000
   3.30% 5/12/98                                                       3.30      3,600       3,600
 Brazos Higher Education Authority Inc. Student Loan
  Revenue Bonds, Series 1993B-1, VRDN, AMT,
  3.75% 4/7/98*                                                        3.75      1,000       1,000
 Harris County General Obligation Notes,
  Series A, TECP, 3.25% 5/1/98                                         4.20      1,800       1,800
 City of Houston, Tax and Revenue Anticipation
  Notes, Series 1997, 4.50% 6/30/98                                    3.63      4,300       4,307

Utah - 3.47%
 Board of Regents, Student Loan Revenue Bonds, 1988
  Series C, AMBAC Insured, VRDN, AMT, 3.80% 4/7/98*                    3.80      1,100       1,100
 Intermountain Power Agency:
  Variable Rate Power Supply Revenue Bonds,
   1985 Series F, 3.93% Optional Put 6/15/98*                          3.93      3,000       3,000
  Variable Rate Power Supply Revenue and Refunding
   Bonds, 1985 Series F2, TECP, 3.30% 5/11/98                          3.30      2,500       2,500

Washington - 2.63%
 Student Loan Finance Association,
  Guaranteed Student Loan Program VRDN, AMT:
  1988 Series B, 3.60% 4/7/98*                                         3.60      1,000       1,000
  1988 Series B, 3.60% 4/7/98*                                         3.60      1,300       1,300
 Port of Seattle, General Obligation Bonds,
  Series 1985, VRDN, 3.65% 4/7/98*                                     3.65      2,700       2,700

West Virginia - 1.42%
 The County Commission of Marion County, Solid
  Waste Disposal Facility Revenue Bonds, 1990
  Series A (Grant Town Cogeneration Project),
  VRDN, AMT, 3.75% 4/7/98*                                             3.75      1,700       1,700
 Public Energy Authority, Energy Revenue Bonds
  (Morgantown Energy Associates Project),
  1989 Series A, TECP, AMT, 3.45% 5/5/98                               3.45      1,000       1,000

Wisconsin - 1.42%
 State Operating Notes of 1997, 4.50% 6/15/98                          3.53      2,700       2,704

Wyoming - 3.57%
 City of Gillette, Campbell County,
  Pollution Control Revenue Bonds
  (PacifiCorp Projects), Series 1988,
  TECP, 3.65% 6/3/98                                                   3.65      2,500       2,500
 Sweetwater County Pollution Control
  Revenue Bonds (PacifiCorp Projects):
  Series 1988A, TECP, 3.25% 4/3/98                                     3.25      1,100       1,100
  Series 1990A, VRDN, 3.65% 4/7/98*                                    3.65      3,200       3,200
                                                                                         ---------
Total Tax-Exempt Securites (Cost: $188,722,000)                                            188,708

Excess of cash and receivables over payables                                                 1,700
                                                                                         ---------
Net Assets                                                                                 190,408
                                                                                         =========

* Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements

The Tax-Exempt Money Fund of America
Financial Statements                                                                       Unaudited
--------------------------------------                                ------------      ------------
Statement of Assets and Liabilities
at March 31, 1998                                           (dollars in thousands)
-------------------------------------                                 ------------      ------------
Assets:
Investment securities at market
 (cost: $188,722)                                                                           $188,708
Cash                                                                                             155
Receivables for--
 Sales of fund's shares                                                       $943
 Accrued interest                                                            2,052             2,995
                                                                      ------------      ------------
                                                                                             191,858
Liabilities:
Payables for--
 Repurchases of fund's shares                                                1,327
 Dividends payable                                                              30
 Management services                                                            72
 Accrued expenses                                                               21             1,450
                                                                      ------------      ------------
Net Assets at March 31, 1998 --
 Equivalent to $1.00 per share on
 190,431,659 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                $190,408
                                                                                       =============
Statement of Operations                                                                    Unaudited
for six months ended March 31, 1998                                    (dollars in        thousands)
                                                                      ------------      ------------
Investment Income:
Income:
 Interest                                                                                    $ 3,124

Expenses:
 Management services fee                                                      $382
 Distribution expenses                                                          47
 Transfer agent fee                                                             71
 Reports to shareholders                                                        16
 Registration statement and prospectus                                          50
 Postage, stationery and supplies                                               23
 Trustees' fees                                                                  6
 Auditing and legal fees                                                        34
 Custodian fee                                                                   2
 Taxes other than federal income tax                                             4
 Other expenses                                                                 12
                                                                ------------------
  Total expenses before reimbursement                                          647
 Reimbursement of expenses                                                      83               564
                                                                      ------------      ------------
Net investment income                                                                          2,560
                                                                                        ------------
Change in Unrealized Appreciation
 (Depreciation) on Investments:
Net unrealized appreciation
 (depreciation) on investments:
 Beginning of period                                                             9
 End of period                                                                 (14)
                                                                      ------------
  Net change in unrealized appreciation
   (depreciation) on investments                                                                 (23)
                                                                                        ------------
 Net unrealized
  depreciation on investments                                                                    (23)
                                                                                        ------------
Net Increase in Net Assets Resulting
 from Operations                                                                              $2,537
                                                                                        ============
Statement of Changes in Net
 Assets                                                                (dollars in        thousands)
----------------------------------------                             -------------     -------------
                                                                        Six months        Year ended
                                                                             ended
                                                                          3/31/98*           9/30/97
Operations:                                                          -------------     -------------
Net investment income                                                      $ 2,560           $ 4,618
Net realized gain                                                               -                 (5)
Net unrealized appreciation
 (depreciation)
 on investments                                                                (23)                3
                                                                     -------------     -------------
 Net increase in net assets
  resulting from operations                                                  2,537             4,616
                                                                     -------------     -------------
Dividends Paid to Shareholders                                              (2,566)           (4,618)
                                                                     -------------     -------------
Capital Share Transactions:
Proceeds from shares sold:
 185,108,469 and 308,684,562
 shares, respectively                                                      185,108           308,684
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 2,337,647 and 4,217,106 shares,
 respectively                                                                2,338             4,217
Cost of shares repurchased:
 156,916,425 and 296,711,176
 shares, respectively                                                     (156,916)         (296,711)
                                                                     -------------     -------------
 Net increase in net assets
  resulting from capital share
  transactions                                                              30,530            16,190
                                                                     -------------     -------------
Total Increase in Net Assets                                                30,501            16,188

Net Assets:
Beginning of period                                                        159,907           143,719
                                                                     -------------     -------------

End of period                                                             $190,408          $159,907
                                                                     =============    ==============

* Unaudited
See Notes to Financial Statements

Notes to Financial Statements       Unaudited

1. The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

  Securities having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. All other fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1998, unrealized depreciation on investments for book and federal income tax purposes aggregated $14,000, of which $1,000 related to appreciated securities and $15,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $188,722,000 at March 31, 1998.

3. The fee of $382,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% of such assets in excess of $1.2 billion.

 The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of twelve consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses. Fee reductions were $83,000 for the six months ended March 31, 1998. There can be no assurance that this voluntary fee waiver will continue in the future.

 Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1998, distribution expenses under the Plan were $47,000. As of March 31, 1998, accrued and unpaid distribution expenses were $6,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $71,000.

 Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1998, aggregate amounts deferred and earnings thereon were $19,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales, including maturities, of investment securities of $460,780,000 and $430,673,000, respectively, during the six months ended March 31, 1998.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $2,000 was paid by these credits rather than in cash.


PER-SHARE DATA AND RATIOS
------------------------------------------------------------------ ----------  ----------  ----------  ----------  ----------
                                                                                           Year ended
                                                        Six months                        September 30
                                                            ended  ----------  ----------  ----------  ----------  ----------
                                                        3/31/98 /1        1997        1996        1995        1994        1993
                                                        ---------- ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                        ---------- ----------  ----------  ----------  ----------  ----------
 Income from Investment Operations:
  Net investment income                                       .015        .029        .029        .031        .020        .019
                                                        ---------- ----------  ----------  ----------  ----------  ----------
   Total income from investment operations                    .015        .029        .029        .031        .020        .019
                                                        ---------- ----------  ----------  ----------  ----------  ----------
 Less Distributions:
  Dividends from net investment income                      (.015)      (.029)      (.029)      (.031)      (.020)      (.019)
                                                        ---------- ----------  ----------  ----------  ----------  ----------
   Total distributions                                      (.015)      (.029)      (.029)      (.031)      (.020)      (.019)
                                                        ---------- ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period                              $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                         ========= =========== =========== =========== =========== ============
Total Return                                            1.48% /2/        2.94%       2.91%       3.14%       1.98%       1.90%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                     $190        $160        $144        $150        $170        $121
 Ratio of expenses to average net assets -
  before fee waiver                                      .37% /2/         .74%        .77%        .75%        .73%        .79%
 Ratio of expenses to average net assets -
  after fee waiver                                       .33% /2/         .65%        .65%        .65%       .65%         .65%
 Ratio of net income to average net assets              1.48% /2/        2.94%       2.88%       3.09%       1.99%       1.88%



/1/ Unaudited
/2/ Based on operations for the period shown and, accordingly, not representative of a full year.

THE AMERICAN FUNDS GROUP(R)

SHAREHOLDERS SERVICES

SERVICES TO MATCH YOUR LIFESTYLE

AMERICAN FUNDSLINE(R) AND FUNDSLINE ONLINE(SM)- Handle transactions using your phone or computer 24 hours a day. Obtain current prices and investment returns, exchange shares between funds, redeem shares, check your share balances and confirm your most recent transaction. Request a prospectus (Web site only), or duplicate statements and order checks (phone only). All on your timetable.

AMERICAN FUNDSLINK(SM)-Link your American Funds accounts with your bank account. You can invest money directly from your bank account into your fund account on either a systematic or on-demand basis. Or you can have fund dividends or automatic fund withdrawals deposited directly into your bank account for fast, convenient, worry-free banking.

OTHER AUTOMATIC TRANSACTIONS-You can reinvest dividends into the same fund or another fund, make withdrawals, and exchange shares between funds during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS-Use your dividend and capital gain distributions to meet your changing needs. You may-

-Automatically reinvest distributions back into the fund at no sales charge.

-Cross-reinvest dividends into another fund at no sales charge for added diversification. You can cross-reinvest if you have a balance of at least $5,000 in the originating fund or meet the minimum initial investment for the receiving fund.

-Have dividends mailed or sent electronically to you or to someone else.

EXCHANGE PRIVILEGES-When you and your investment adviser feel it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - usually without paying a sales charge. Certain restrictions apply.* Please remember that fund exchanges among many types of accounts constitute a sale and purchase for tax purposes. Please read the prospectus before you exchange shares.

* If you are opening an account in a different fund, you must meet that fund's minimum investment requirement. Investments in our money market funds - The Cash Management Trust of America, The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America - are purchased without a sales charge; therefore, a sales charge generally will apply when exchanging shares from a money market fund to another fund. If, however, the money market shares were originally purchased in another American Fund that required a sales charge, then later exchanged into our money market funds, the investment could be exchanged into our other funds without incurring an additional sales charge. When initiating an automatic exchange program from a money market fund, you must have at least $5,000 in your money market fund or meet the minimum investment requirement of the fund you are investing into.

IRA OPTIONS - Whether you're opening a new or rollover IRA, a Roth or traditional IRA, or a company-sponsored SEP or SIMPLE IRA, you'll find a wide range of funds to match your investment style.

OTHER SERVICES-Stay on top of your investments with account statements that keep you abreast of the activity in your account, consolidated quarterly statements to reduce paperwork, and year-end tax reports that show the dividends and capital gain distributions paid to you during the year.

QUESTIONS?

For more information about these services or any of the American Funds, please obtain a current prospectus from your financial adviser or our Web site. Read it carefully before investing.

TO CONTACT AMERICAN FUNDS SERVICE COMPANY:

- Shareholder Services Representative, 8 a.m. to 8 p.m. ET - 800/421-0180
- American FundsLine, 24-hour automated phone system - 800/325-3590
- FundsLine OnLine, Web site - www.americanfunds.com
- By mail - Write to the service center nearest you.

(If you live outside the U.S., please write to the Western Service Center.)


[map of the United States]

Western
American Funds
Service Company
P.O. Box 2205
Brea, California
92822-2205

West Central
American Funds
Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522

East Central
American Funds
Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007

Eastern
American Funds
Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280

American Funds reserves the right to terminate or modify any of these services. [The American Funds Group(r)]

OFFICES OF THE FUNDS AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUNDS' SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA CD/CG/3764
Lit. No. MMF-013-0598
Printed on recycled paper